Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Summary of activity of Series D and Series E Redeemable Preferred stock

The following table shows the activity of Series D and Series E Redeemable Preferred stock (Preferred), with a par value of $0.001 per share and a stated value of $1,000 per share:

	Series D Preferred	Series E Preferred	Total
Balance at December 31, 2011	3,641	0	3,641
Series D Preferred converted to common stock	(800)	0	(800)
Issuance of Series E Preferred stock	0	8,361	8,361

Balance at June 30, 2012	2,841	8,361	11,202

Sold to accredited investors Series E Convertible Preferred Stock in private placement

During May and June 2012 the Company sold to accredited investors in a private placement Series E Convertible Preferred Stock as follows:

Date of financing	# of shares of Series E Preferred	Net Proceeds	Warrant Exercise Price	# of Warrants Issued
May 14, 2012	3,353	$2,842,110	$0.30	14,753,200
May 24, 2012	2,364	2,042,535	0.30	10,401,600
May 30, 2012	945	822,150	0.30	4,158,000
June 7, 2012	1,192	1,037,040	0.30	5,244,800
June 28, 2012	507	441,090	0.30	2,230,800

	8,361	$7,184,925		36,788,400

Fair market value of derivative liability computed on Black-Scholes option-pricing model on weighted average assumptions

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	June 30, 2012	December 31, 2011
Expected life (years)	1.5 years	1.1 years
Interest rate	0.3%	0.1%
Dividend yield	0	0
Volatility	60%	61%

	December 31, 2011	December 31, 2010
Expected life (years)	1.1 years	1.6 years
Interest rate	0.1%	1.6%
Dividend yield	—	—
Volatility	61%	63%